SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Right-of-use assets [member]
Statement [Line Items]
Property, Plant And Equipment Useful Lives	Lesser of useful life and remaining term of the lease
Buildings [member]
Statement [Line Items]
Property, Plant And Equipment Useful Life	30 years
Vehicles [Member]
Statement [Line Items]
Property, Plant And Equipment Useful Life	10 years
Machinery and Equipment [Member] | Bottom of range [member]
Statement [Line Items]
Property, Plant And Equipment Useful Life	5 years
Machinery and Equipment [Member] | Top of range [member]
Statement [Line Items]
Property, Plant And Equipment Useful Life	10 years